Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit for the year	$ 40,620	$ 29,494	$ 26,363
Adjustments for:
Depreciation and amortization	18,837	16,888	18,659
Loss on sale and write-off of non-financial assets	97	808	348
Interest and exchange rate changes	11,795	13,553	18,325
Unrealized loss (gain) on financial instruments	(1,632)	2,125	(2,967)
Income tax expenses	15,503	14,275	15,336
Impairment loss (reversal) on accounts receivable and contract assets	(1,336)	2,610	305
Share-based compensation	4,971	5,565	5,665
Other	6	(17)	3,546
Changes in operating assets and liabilities
Accounts receivable and contract assets	(10,412)	52	13,819
Recoverable taxes	(2,087)	(6,554)	(6,325)
Trade and other payables	(639)	(43)	(2,502)
Salaries and welfare charges	8,136	12,290	(12,364)
Contract liabilities	(2,916)	(2,805)	3,673
Other receivables and payables, net	208	(2,602)	1,352
Cash generated from operating activities	81,151	85,639	83,233
Income tax paid	(8,371)	(4,415)	(5,499)
Interest paid on loans and borrowings	(11,877)	(12,399)	(18,485)
Interest paid on lease	(829)	(703)	(811)
Income tax refund	486	862	853
Net cash from operating activities	60,560	68,984	59,291
Cash flows from investing activities
Acquisition of property and equipment and intangible assets	(14,765)	(10,572)	(4,843)
Redemption of financial investments	0	635	18,122
Net cash from (used in) investing activities	(14,765)	(9,937)	13,279
Cash flows from financing activities
Exercised share-based compensation	1,592	857	243
Payment of lease liabilities	(4,830)	(4,195)	(4,821)
Proceeds from loans and borrowings	24,722	19,818	42,084
Proceeds from settlement of derivatives	174	1,542	2,447
Payment of loans and borrowings	(45,400)	(21,994)	(82,956)
Payment of installment related to accounts payable for business acquired	(1,842)	(17,900)	(15,418)
Repurchase of treasury shares	(35,527)	(14,098)	(8,853)
Net cash used in financing activities	(61,111)	(35,970)	(67,274)
Net (decrease) increase in cash and cash equivalents	(15,316)	23,077	5,296
Cash and cash equivalents as of January 1	56,621	43,715	35,596
Exchange variation effect on cash and cash equivalents	6,559	(10,171)	2,823
Cash and cash equivalents as of December 31	$ 47,864	$ 56,621	$ 43,715